UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1464

Smith Barney Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDS, INC.:

LARGE CAP VALUE FUND

FORM N-Q

SEPTEMBER 30, 2005

LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 14.0%
Hotels, Restaurants & Leisure - 1.6%
425,000	McDonald’s Corp.	$14,233,250

Household Durables - 0.9%
368,800	Newell Rubbermaid Inc.	8,353,320

Media - 9.6%
468,400	Comcast Corp., Class A Shares *	13,761,592
69,540	Discovery Holding Co., Class A Shares *	1,004,158
291,200	EchoStar Communications Corp., Class A Shares *	8,610,784
57,300	Liberty Global Inc., Class A Shares *	1,551,684
57,300	Liberty Global Inc., Series C Shares *	1,475,475
1,193,100	Liberty Media Corp., Class A Shares *	9,604,455
1,309,100	News Corp., Class B Shares	21,600,150
313,700	SES Global SA, FDR	4,936,285
840,800	Time Warner Inc.	15,226,888
258,700	Viacom Inc., Class B Shares	8,539,687

	Total Media	86,311,158

Multiline Retail - 1.9%
181,800	J.C. Penney Co. Inc.	8,620,956
157,100	Target Corp.	8,158,203

	Total Multiline Retail	16,779,159

	TOTAL CONSUMER DISCRETIONARY	125,676,887

CONSUMER STAPLES - 8.7%
Food & Staples Retailing - 2.9%
762,200	Kroger Co. *	15,693,698
239,100	Wal-Mart Stores Inc.	10,477,362

	Total Food & Staples Retailing	26,171,060

Food Products - 0.9%
411,200	Sara Lee Corp.	7,792,240

Household Products - 1.1%
165,200	Kimberly-Clark Corp.	9,834,356

Tobacco - 3.8%
466,600	Altria Group Inc.	34,393,086

	TOTAL CONSUMER STAPLES	78,190,742

ENERGY - 12.5%
Energy Equipment & Services - 4.7%
413,300	ENSCO International Inc.	19,255,647
239,300	GlobalSantaFe Corp.	10,916,866
96,800	Halliburton Co.	6,632,736
82,100	Nabors Industries Ltd. *	5,897,243

	Total Energy Equipment & Services	42,702,492

Oil, Gas & Consumable Fuels - 7.8%
110,600	Burlington Resources Inc.	8,993,992
256,700	Marathon Oil Corp.	17,694,331
69,000	Nexen Inc.	3,288,540
143,900	Royal Dutch Shell PLC, ADR, Class A Shares	9,445,596
136,100	Suncor Energy Inc.	8,238,133
164,900	Total SA, Sponsored ADR	22,396,718

	Total Oil, Gas & Consumable Fuels	70,057,310

	TOTAL ENERGY	112,759,802

FINANCIALS - 27.9%
Capital Markets - 3.6%
109,100	Goldman Sachs Group Inc.	13,264,378

See Notes to Schedule of Investments.

1

LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Capital Markets - 3.6% (continued)
305,900	Merrill Lynch & Co. Inc.	$18,766,965

	Total Capital Markets	32,031,343

Commercial Banks - 8.4%
677,800	Bank of America Corp.	28,535,380
156,900	Comerica Inc.	9,241,410
270,700	U.S. Bancorp	7,601,256
268,600	Wachovia Corp.	12,782,674
303,400	Wells Fargo & Co.	17,770,138

	Total Commercial Banks	75,930,858

Consumer Finance - 4.1%
235,400	American Express Co.	13,521,376
236,000	Capital One Financial Corp.	18,766,720
206,200	MBNA Corp.	5,080,768

	Total Consumer Finance	37,368,864

Diversified Financial Services - 1.5%
390,200	JPMorgan Chase & Co.	13,239,486

Insurance - 5.8%
321,700	American International Group Inc.	19,932,532
112,900	Chubb Corp.	10,110,195
162,100	Loews Corp.	14,979,661
160,600	St. Paul Travelers Cos. Inc.	7,206,122

	Total Insurance	52,228,510

Real Estate - 2.0%
277,000	Equity Office Properties Trust	9,060,670
240,900	Equity Residential	9,118,065

	Total Real Estate	18,178,735

Thrifts & Mortgage Finance - 2.5%
216,700	Freddie Mac	12,234,882
176,200	Golden West Financial Corp.	10,464,518

	Total Thrifts & Mortgage Finance	22,699,400

	TOTAL FINANCIALS	251,677,196

HEALTH CARE - 7.8%
Health Care Providers & Services - 3.1%
254,500	UnitedHealth Group Inc.	14,302,900
184,700	WellPoint Inc. *	14,003,954

	Total Health Care Providers & Services	28,306,854

Pharmaceuticals - 4.7%
164,900	Johnson & Johnson	10,434,872
182,900	Novartis AG, Sponsored ADR	9,327,900
400,000	Pfizer Inc.	9,988,000
299,500	Sanofi-Aventis, ADR	12,444,225

	Total Pharmaceuticals	42,194,997

	TOTAL HEALTH CARE	70,501,851

INDUSTRIALS - 6.9%
Aerospace & Defense - 4.5%
270,800	Boeing Co.	18,400,860
253,100	Raytheon Co.	9,622,862
236,600	United Technologies Corp.	12,265,344

	Total Aerospace & Defense	40,289,066

Commercial Services & Supplies - 1.0%
176,100	Avery Dennison Corp.	9,225,879

Industrial Conglomerates - 1.4%
170,000	Textron Inc.	12,192,400

See Notes to Schedule of Investments.

2

LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
	TOTAL INDUSTRIALS	$61,707,345

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 4.4%
328,100	Comverse Technology Inc. *	8,619,187
1,010,900	Nokia Oyj, Sponsored ADR	17,094,319
4,250,300	Nortel Networks Corp. *	13,855,978

	Total Communications Equipment	39,569,484

Computers & Peripherals - 1.9%
110,600	International Business Machines Corp.	8,872,332
141,200	Lexmark International Inc., Class A Shares *	8,620,260

	Total Computers & Peripherals	17,492,592

Semiconductors & Semiconductor Equipment - 0.8%
158,500	Maxim Integrated Products Inc.	6,760,025

Software - 1.9%
673,800	Microsoft Corp.	17,336,874

	TOTAL INFORMATION TECHNOLOGY	81,158,975

MATERIALS - 1.8%
Chemicals - 1.8%
139,600	Air Products & Chemicals Inc.	7,697,544
212,100	E.I. du Pont de Nemours & Co.	8,307,957

	TOTAL MATERIALS	16,005,501

TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 1.9%
228,200	AT&T Corp.	4,518,360
521,700	SBC Communications Inc.	12,505,149

	Total Diversified Telecommunication Services	17,023,509

Wireless Telecommunication Services - 4.7%
271,400	ALLTEL Corp.	17,670,854
1,042,909	Sprint Nextel Corp.	24,800,376

	Total Wireless Telecommunication Services	42,471,230

	TOTAL TELECOMMUNICATION SERVICES	59,494,739

UTILITIES - 1.3%
Multi-Utilities - 1.3%
252,900	Sempra Energy	11,901,474

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $745,558,985)	869,074,512

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 2.8%
Repurchase Agreement - 2.8%
$25,153,000	Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Banc of America Securities LLC, 3.800% due 10/3/05, Proceeds at maturity- $25,160,965; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 10/27/23; Market value - $25,656,116) (Cost - $25,153,000)	25,153,000

	TOTAL INVESTMENTS - 99.3% (Cost - $770,711,985#)	894,227,512

	Other Assets in Excess of Liabilities - 0.7%	6,226,475

	TOTAL NET ASSETS - 100.0%	$900,453,987

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Large Cap Value Fund (the “Fund”), a separate diversified investment fund of Smith Barney Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$146,657,372
Gross unrealized depreciation	(23,141,845)

Net unrealized appreciation	$123,515,527

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	November 29, 2005